Accrued Expenses and Other Current Liabilities	12 Months Ended
Oct. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
6.	Accrued Expenses and Other Current Liabilities
As of October 31, 2023 and 2022, accrued expenses and other current liabilities consisted of the following:

	October 31, 2023	October 31, 2022
Accrued research and development expenses	$759	$1,845
Professional fees	1,708	573
Employee compensation and related benefits	814	676
Accrued income tax payable	39	22
Other	219	—

Total accrued expenses and other current liabilities	$3,539	$3,116